Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
GOODWILL AND INTANGIBLE ASSETS
6. G
OODWILL
AND
I
NTANGIBLE
A
SSETS
Definite-lived intangible assets includes developed technology and customer relationships, which had a net carrying amount of $15.3 million and $13.8 million at March 31, 2022 and December 31, 2021, respectively. At March 31, 2022 and December 31, 2021, accumulated amortization related to our developed technology was $3.8 million and $2.5 million, respectively.
Our goodwill is included in our Marketplace segment.
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2022	$13,845	$64,666	$718,204
Capitalized development costs	2,748	—	—
Amortization	(1,315)	—	—

Balance at March 31, 2022	$15,278	$64,666	$718,204

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2021	$2,358	$64,666	$683,327
Capitalized development costs	1,726	—	—
Amortization	(295)	—	—

Balance at March 31, 2021	$3,789	$64,666	$683,327

We had recorded $563.2 million of cumulative impairment charges related to our intangible assets and goodwill as of March 31, 2022 and December 31, 2021.
Amortization expense on our definite-lived intangible assets was $1.3 million and $0.3 million for the three months ended March 31, 2022 and 2021, respectively, and is presented in Depreciation and amortization in the Condensed Consolidated Statements of Operations.

7. G
OODWILL
AND
I
NTANGIBLE
A
SSETS
Definite-lived
intangible assets includes developed technology and customer relationships, which had a net carrying amount of $13.8 million and $2.4 million at December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, accumulated amortization related to our developed technology was $2.5 million and $0.3 million, respectively. Prior to its impairment, recorded during the second quarter of 2020, our definite-lived intangible assets included supplier relationships, customer relationships, and non-compete
agreements, in addition to developed technology.
Our goodwill is included in our Marketplace segment.
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2020	$149,948	$143,400	$1,060,428
Capitalized development costs	7,264	—	—
Impairment	(107,365)	(78,734)	(377,101)
Disposals	(124)	—	—
Amortization	(47,365)	—	—

Balance at December 31, 2020	2,358	64,666	683,327
Acquisition of Betcha	5,320	—	34,877
Capitalized development costs	8,438	—	—
Amortization	(2,271)	—	—

Balance at December 31, 2021	$13,845	$64,666	$718,204

We had recorded $563.2 million of cumulative impairment charges related to our intangible assets and goodwill as of December 31, 2021 and 2020.
Amortization expense on our definite-lived intangible assets was $2.3 million, $47.4 million, and $91.5 million for the years ended December 31, 2021, 2020, and 2019, respectively, and is presented in Depreciation and amortization in the Consolidated Statements of Operations.

The estimated future amortization expense related to the definite-lived intangible assets as of December 31, 2021 is a follows (in thousands):

2022	$4,905
2023	$4,641
2024	$2,381
2025	$960
2026	$958
Total	$13,845